Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Provisions
	2023							2022
Item	At beginning	Increases		Decreases		Recoveries	At end	At end
	ARS 000	ARS 000		ARS 000		ARS 000	ARS 000	ARS 000

Current

Provision for lawsuits and claims	143,609	1,638,530	(2)	(136,268	)(1)	(21,714)	1,624,157	143,609
Total 2023	143,609	1,638,530		(136,268)		(21,714)	1,624,157
Total 2022	544,035	35,329		(208,219	)(1)	(227,536)		143,609

Non-current

Provision for wind and solar farms dismantling	184,892	890,079		(112,616	)(1)	-	962,355	184,892
Total 2023	184,892	890,079		(112,616)		-	962,355
Total 2022	292,253	34,859		(142,220	)(1)	-		184,892